Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
CURRENT ASSETS
Cash	$ 27,298	$ 35,145
Accounts receivable
Trade (Note 5)	31,493	28,792
Other (Note 6)	4,331	3,171
Prepaid expenses and other	9,027	7,621
Inventory (Note 7)	95	123
	72,244	74,852
OTHER LONG-TERM ASSETS (Note 18)	10,510	3,966
PROPERTY AND EQUIPMENT, NET (Note 8)	12,612	12,798
DEFERRED INCOME TAXES	3,598	4,660
DEFERRED TAX CHARGE		453
INTANGIBLE ASSETS, NET (Note 9)	176,192	178,001
GOODWILL (Note 10)	378,178	350,148
	653,334	624,878
CURRENT LIABILITIES
Accounts payable	5,147	7,897
Accrued liabilities (Note 11)	29,392	25,538
Income taxes payable	1,592	3,270
Deferred revenue (Note 18)	34,236	30,985
	70,367	67,690
LONG-TERM DEBT (Note 12)	25,464	37,000
LONG-TERM DEFERRED REVENUE (Note 18)	855	1,128
LONG-TERM INCOME TAXES PAYABLE	7,634	8,663
DEFERRED INCOME TAXES	15,507	11,585
	119,827	126,066
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 13)
SHAREHOLDERS’ EQUITY (Note 14)
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 76,864,866 at January 31, 2019 (January 31, 2018 – 76,773,497)	276,753	274,536
Additional paid-in capital	454,722	451,151
Accumulated other comprehensive loss	(25,201)	(15,252)
Accumulated deficit	(172,767)	(211,623)
	533,507	498,812
	$ 653,334	$ 624,878